Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Issued Capital	Additional paid-in capital	Other Reserves	Other comprehensive income and Other	Retained Earnings	Treasury shares	Total	Non-Controlling interest
Balance at beginning of period at Dec. 31, 2020	R$ 10,897,614	R$ 23	R$ 6,821,176	R$ 3,842,766	R$ 230,644	R$ 0	R$ 0	R$ 10,894,609	R$ 3,005
Net income for the year	3,592,460					3,589,416		3,589,416	3,044
Other comprehensive income, net	(546,798)				(546,798)			(546,798)
Private issuance of shares	112,642		0	112,642				112,642
Share based plan	561,457			561,455	0			561,455	2
Other changes in equity	(22,781)			(4,140)	(18,409)			(22,549)	(232)
Treasury shares	(171,939)						(171,939)	(171,939)
Treasury shares	0
Transfer to capital reserves	0			3,589,416		(3,589,416)
Dividends distributed	(3,026)								(3,026)
Balance at end of period at Dec. 31, 2021	14,419,629	23	6,821,176	8,102,139	(334,563)	0	(171,939)	14,416,836	2,793
Net income for the year	3,580,211					3,579,050		3,579,050	1,161
Other comprehensive income, net	215,713				215,713			215,713
Private issuance of shares	70,031	1	70,030	0				70,031
Share based plan	584,772		95,241	488,746				583,987	785
Other changes in equity	(11,503)			0	(15,059)			(15,059)	3,556
Treasury shares	(1,814,823)						(1,814,823)	(1,814,823)
Treasury shares	(1,814,823)
Transfer to capital reserves	0			3,579,050		(3,579,050)
Dividends distributed	(1,820)								(1,820)
Balance at end of period at Dec. 31, 2022	17,042,210	24	6,986,447	12,169,935	(133,909)	0	(1,986,762)	17,035,735	6,475
Net income for the year	3,899,391					3,898,702		3,898,702	689
Other comprehensive income, net	549,824				549,824			549,824
Private issuance of shares	2,097,326	2	1,886,172	211,152				2,097,326
Share based plan	365,715		330,000	35,388				365,388	327
Other changes in equity	(43,612)			0	(39,466)			(39,466)	(4,146)
Treasury shares	(915,859)		(2,785,504)				1,869,645	(915,859)
Transfer to capital reserves	0			3,898,702		(3,898,702)
Dividends distributed	(3,544,151)			(3,542,298)				(3,542,298)	(1,853)
Balance at end of period at Dec. 31, 2023	R$ 19,450,844	R$ 26	R$ 6,417,115	R$ 12,772,879	R$ 376,449	R$ 0	R$ (117,117)	R$ 19,449,352	R$ 1,492